Summary of components of income tax expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Income Taxes
Current year		₨ 40,765	₨ 11,636	₨ 39,045
Adjustment related to previous year		(954)	(9,008)
Current income tax expenses		39,811	2,628	39,045
Origination and reversal of temporary differences		(20,043)	(15,477)	(1,871)
Deferred tax expense		(20,043)	(15,477)	(1,871)
Total income tax expenses/ (benefit) as reported in statement of profit/(loss)	$ 211	₨ 19,768	₨ (12,849)	₨ 37,174